Related party transactions - Additional Information (Detail) - Officer [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts payable to related party	$ 28	$ 198
Expenses from related party transactions	$ 258	$ 226	$ 193